Digital Assets - Schedule of Additional Information About ENA Digital Assets (Details) - ENA [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset, Activity [Line Items]
Opening balance	$ 1,038,700
Changes in fair value of ENA	(663,800)
Ending balance	$ 374,900